Investments	3 Months Ended
Mar. 31, 2017
Investments disclosure
Investments disclsoure [Text Block]

3.                       INVESTMENTS

Fixed Maturities

The amortized cost and fair value of investments in fixed maturities classified as available for sale were as follows:

	Amortized	Gross Unrealized		Fair
(at March 31, 2017, in millions)	Cost	Gains	Losses	Value
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$2,043	$10	$4	$2,049
Obligations of states, municipalities and political subdivisions:
Local general obligation	14,082	303	159	14,226
Revenue	11,349	238	134	11,453
State general obligation	1,653	36	20	1,669
Pre-refunded	4,428	184	—	4,612

Total obligations of states, municipalities and political subdivisions	31,512	761	313	31,960
Debt securities issued by foreign governments	1,559	33	2	1,590
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	1,690	97	7	1,780
All other corporate bonds	23,378	528	111	23,795
Redeemable preferred stock	87	7	—	94

Total	$60,269	$1,436	$437	$61,268

	Amortized	Gross Unrealized		Fair
(at December 31, 2016, in millions)	Cost	Gains	Losses	Value
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$2,031	$9	$5	$2,035
Obligations of states, municipalities and political subdivisions:
Local general obligation	13,955	271	182	14,044
Revenue	10,910	215	147	10,978
State general obligation	1,717	36	22	1,731
Pre-refunded	4,968	190	1	5,157

Total obligations of states, municipalities and political subdivisions	31,550	712	352	31,910
Debt securities issued by foreign governments	1,631	34	3	1,662
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	1,614	100	6	1,708
All other corporate bonds	22,737	508	138	23,107
Redeemable preferred stock	87	6	—	93

Total	$59,650	$1,369	$504	$60,515

Pre-refunded bonds of $4.61 billion and $5.16 billion at March 31, 2017 and December 31, 2016, respectively, were bonds for which states or municipalities have established irrevocable trusts, almost exclusively comprised of U.S. Treasury securities and obligations of U.S. government and government agencies and authorities.  These trusts were created to fund the payment of principal and interest due under the bonds.

Proceeds from sales of fixed maturities classified as available for sale were $188 million and $421 million during the three months ended March 31, 2017 and 2016, respectively. Gross gains of $7 million and $23 million and gross losses of $2 million and $7 million were realized on those sales during the three months ended March 31, 2017 and 2016, respectively.

Equity Securities

The cost and fair value of investments in equity securities were as follows:

		Gross Unrealized		Fair
(at March 31, 2017, in millions)	Cost	Gains	Losses	Value
Public common stock	$398	$223	$2	$619
Non-redeemable preferred stock	114	23	5	132

Total	$512	$246	$7	$751

		Gross Unrealized		Fair
(at December 31, 2016, in millions)	Cost	Gains	Losses	Value
Public common stock	$390	$216	$3	$603
Non-redeemable preferred stock	114	20	5	129

Total	$504	$236	$8	$732

Proceeds from sales of equity securities classified as available for sale were $21 million and $14 million during the three months ended March 31, 2017 and 2016, respectively.  Gross gains of $6 million and $3 million and gross losses of less than $1 million and $2 million were realized on those sales during the three months ended March 31, 2017 and 2016, respectively.

Unrealized Investment Losses

The following tables summarize, for all investments in an unrealized loss position at March 31, 2017 and December 31, 2016, the aggregate fair value and gross unrealized loss by length of time those securities have been continuously in an unrealized loss position.  The fair value amounts reported in the tables are estimates that are prepared using the process described in note 4 herein and in note 4 of notes to the consolidated financial statements in the Company’s 2016 Annual Report as updated by the Company’s Current Report on Form 8-K filed on June 20, 2017.  The Company also relies upon estimates of several factors in its review and evaluation of individual investments, using the process described in note 1 of notes to the consolidated financial statements in the Company’s 2016 Annual Report, as updated by the Company’s Current Report on Form 8-K filed on June 20, 2017, in determining whether such investments are other-than-temporarily impaired.

	Less than 12 months		12 months or longer		Total
(at March 31, 2017, in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$1,275	$4	$—	$—	$1,275	$4
Obligations of states, municipalities and political subdivisions	9,185	313	44	—	9,229	313
Debt securities issued by foreign governments	243	2	—	—	243	2
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	529	6	40	1	569	7
All other corporate bonds	5,718	96	343	15	6,061	111

Total fixed maturities	16,950	421	427	16	17,377	437

Equity securities
Public common stock	35	—	16	2	51	2
Non-redeemable preferred stock	—	—	60	5	60	5

Total equity securities	35	—	76	7	111	7

Total	$16,985	$421	$503	$23	$17,488	$444

	Less than 12 months		12 months or longer		Total
(at December 31, 2016, in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$1,124	$5	$—	$—	$1,124	$5
Obligations of states, municipalities and political subdivisions	9,781	352	12	—	9,793	352
Debt securities issued by foreign governments	360	3	—	—	360	3
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	528	5	43	1	571	6
All other corporate bonds	6,470	115	437	23	6,907	138

Total fixed maturities	18,263	480	492	24	18,755	504

Equity securities
Public common stock	45	2	10	1	55	3
Non-redeemable preferred stock	2	—	59	5	61	5

Total equity securities	47	2	69	6	116	8

Total	$18,310	$482	$561	$30	$18,871	$512

Unrealized losses for all fixed maturities and equity securities reported at fair value for which fair value is less than 80% of amortized cost at March 31, 2017 totaled $1 million, representing less than 1% of the combined fixed maturity and equity security portfolios on a pre-tax basis and less than 1% of shareholders’ equity on an after-tax basis.

Impairment Charges

Impairment charges included in net realized investment gains (losses) in the consolidated statement of income were $2 million and $18 million for the three months ended March 31, 2017 and 2016, respectively.

The cumulative amount of credit losses on fixed maturities held at March 31, 2017 and 2016, that were recognized in the consolidated statement of income from other-than-temporary impairments (OTTI) and for which a portion of the OTTI was recognized in other comprehensive income (loss) in the consolidated balance sheet was $83 million and $92 million, respectively.  These credit losses represent less than 1% of the fixed maturity portfolio on a pre-tax basis and less than 1% of shareholders’ equity on an after-tax basis at both dates.  There were no significant changes in the credit component of OTTI during the three months ended March 31, 2017 and 2016 from that disclosed in note 3 of notes to the consolidated financial statements in the Company’s 2016 Annual Report as updated by the Company’s Current Report on Form 8-K filed on June 20, 2017.

Derivative Financial Instruments

From time to time, the Company enters into U.S. Treasury note futures contracts to modify the effective duration of specific assets within the investment portfolio.  U.S. Treasury futures contracts require a daily mark-to-market and settlement with the broker.  At both March 31, 2017 and December 31, 2016, the Company had $400 million notional value of open U.S. Treasury futures contracts.  Net realized investment losses related to U.S. Treasury futures contracts were $3 million and $19 million in the three months ended March 31, 2017 and 2016, respectively.